SUBSEQUENT EVENTS (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended
	Dec. 26, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Nov. 30, 2019 EUR (€)	Sep. 30, 2019 shares	Dec. 31, 2018 USD ($) shares
Subsequent Event [Line Items]
Long-term loan payable				$ 2,279			$ 2,288
Common stock, shares authorized | shares				33,333,334			33,333,334
Long-term Debt [Member]
Subsequent Event [Line Items]
Long-term loan payable				$ 1,144
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares						150,000,000
Subsequent Event [Member] | Long-term Debt [Member]
Subsequent Event [Line Items]
Long-term loan payable | €					€ 1,000
Subsequent Event [Member] | Loans Payable [Member]
Subsequent Event [Line Items]
Long-term loan payable		$ 375
Majority Shareholder [Member]
Subsequent Event [Line Items]
One time compensation approved				$ 8,100
Majority Shareholder [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of convertible loans			$ 30,000
Debt conversion, price per share | $ / shares	$ 0.75
Amount converted	$ 2,611
Debt conversion, shares issued | shares	3,480,969
ABC Technologies B.V. [Member] | Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Value of preferred shares issued			$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital			24.00%
Amount retain from sale proceeds for general working capital purposes			$ 20,000
Amount transferred to parent company			$ 40,000
ABC Technologies B.V. [Member] | Subsequent Event [Member] | New investor [Member]
Subsequent Event [Line Items]
Value of preferred shares issued		$ 20,000
Subscription price of preferred shares represents percentage of outstanding share capital		7.401%	23.077%
ABC Technologies B.V. and its subsidiaries [Member] | Subsequent Event [Member] | New investor [Member]
Subsequent Event [Line Items]
Subscription price of preferred shares represents percentage of outstanding share capital		7.143%